Income tax benefits - Unused Tax Losses (Details) - Unused tax losses [member] - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	¥ 2,525,806	¥ 1,982,709
Year 2022
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	277,048	277,048
Year 2023
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	118,796	118,502
Year 2024
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	419,866	419,866
Year 2025
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	83,576	82,441
Year 2026
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	208,346	104,316
Year 2027
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	67,745
Year 2028
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	1,826	1,826
Year 2029
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	7,149	7,149
Year 2030
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	8,049	8,051
Year 2031
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	56,195	¥ 60,059
Year 2032
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	¥ 122,036